Earnings Per Share	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Earnings Per Share

NOTE 16 — EARNINGS PER SHARE

The reconciliation of the numerator and denominator of basic EPS with that of diluted EPS is presented below:

	Years Ended December 31,
(dollars in millions, except per share amounts; shares in thousands)	2015	2014	2013
Earnings / (Loss)
Income from continuing operations	$1,067.0	$1,077.5	$644.4
Income (loss) from discontinued operations	(10.4)	52.5	31.3
Net income	$1,056.6	$1,130.0	$675.7
Weighted Average Common Shares Outstanding
Basic shares outstanding	185,500	188,491	200,503
Stock-based awards(1)	888	972	1,192
Diluted shares outstanding	186,388	189,463	201,695
Basic Earnings Per common share data
Income from continuing operations	$5.75	$5.71	$3.21
Income (loss) from discontinued operation	$(0.05)	$0.28	$0.16
Basic income per common share	$5.70	$5.99	$3.37
Diluted Earnings Per common share data
Income from continuing operations	$5.72	$5.69	$3.19
Income (loss) from discontinued operation	$(0.05)	$0.27	$0.16
Diluted income per common share	$5.67	$5.96	$3.35

(1)Represents the incremental shares from in-the-money non-qualified restricted stock awards, performance shares, and stock options. Weighted average restricted shares, performance shares and options that were out-of-the money and excluded from diluted earnings per share totaled 2.0 million for the year ended December 31, 2015.